UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	12/31/2014

Item 1.	Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.3%
Aerospace & Defense — 2.6%
Boeing Co. (The)	34,484	$4,482,230
General Dynamics Corp.	16,312	2,244,857
Honeywell International, Inc.	40,015	3,998,299
L-3 Communications Holdings, Inc.	4,600	580,566
Lockheed Martin Corp.	13,956	2,687,507
Northrop Grumman Corp.	10,748	1,584,148
Precision Castparts Corp.	7,380	1,777,694
Raytheon Co.	15,844	1,713,846
Rockwell Collins, Inc.	6,863	579,786
Textron, Inc.	14,134	595,183
United Technologies Corp.	43,840	5,041,600

		25,285,716

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	7,700	576,653
Expeditors International of Washington, Inc.	9,600	428,256
FedEx Corp.	13,816	2,399,287
United Parcel Service, Inc. (Class B Stock)	36,200	4,024,354

		7,428,550

Airlines — 0.4%
Delta Air Lines, Inc.	42,700	2,100,413
Southwest Airlines Co.	35,374	1,497,028

		3,597,441

Auto Components — 0.4%
BorgWarner, Inc.	11,500	631,925
Delphi Automotive PLC (United Kingdom)	15,400	1,119,888
Goodyear Tire & Rubber Co. (The)	13,771	393,437
Johnson Controls, Inc.	34,456	1,665,603

		3,810,853

Automobiles — 0.6%
Ford Motor Co.	198,338	3,074,239
General Motors Co.	69,100	2,412,281
Harley-Davidson, Inc.	11,300	744,783

		6,231,303

Banks — 5.8%
Bank of America Corp.	541,595	9,689,135
BB&T Corp.	36,258	1,410,074
Citigroup, Inc.	156,615	8,474,438
Comerica, Inc.	9,261	433,785
Fifth Third Bancorp	42,673	869,462
Huntington Bancshares, Inc.	39,829	419,001
JPMorgan Chase & Co.	192,693	12,058,728
KeyCorp	43,035	598,187
M&T Bank Corp.(a)	6,800	854,216
PNC Financial Services Group, Inc. (The)	27,102	2,472,515
Regions Financial Corp.	67,574	713,581
SunTrust Banks, Inc.	26,483	1,109,638
U.S. Bancorp	91,795	4,126,185
Wells Fargo & Co.	242,616	13,300,209
Zions Bancorporation	9,000	256,590

		56,785,744

Beverages — 2.1%
Brown-Forman Corp. (Class B Stock)	8,130	714,139
Coca-Cola Co. (The)	201,964	8,526,920
Coca-Cola Enterprises, Inc.	11,200	495,264
Constellation Brands, Inc. (Class A Stock)*	8,800	863,896
Dr. Pepper Snapple Group, Inc.	9,800	702,464
Molson Coors Brewing Co. (Class B Stock)	8,194	610,617
Monster Beverage Corp.*	7,400	801,790
PepsiCo, Inc.	77,251	7,304,855

		20,019,945

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	10,400	1,924,312
Amgen, Inc.	39,546	6,299,282
Biogen Idec, Inc.*	12,320	4,182,024
Celgene Corp.*	41,200	4,608,632
Gilead Sciences, Inc.*	78,000	7,352,280
Regeneron Pharmaceuticals, Inc.*	3,900	1,599,975
Vertex Pharmaceuticals, Inc.*	12,200	1,449,360

		27,415,865

Building Products — 0.1%
Allegion PLC	5,233	290,222
Masco Corp.	16,726	421,495

		711,717

Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	2,900	615,496
Ameriprise Financial, Inc.	9,571	1,265,765
Bank of New York Mellon Corp. (The)	57,438	2,330,260
BlackRock, Inc.	6,700	2,395,652
Charles Schwab Corp. (The)	58,811	1,775,504
E*TRADE Financial Corp.*	13,720	332,778
Franklin Resources, Inc.	20,142	1,115,262
Goldman Sachs Group, Inc. (The)	21,200	4,109,196
Invesco Ltd.	21,600	853,632
Legg Mason, Inc.	5,300	282,861
Morgan Stanley	77,936	3,023,917
Northern Trust Corp.	11,262	759,059
State Street Corp.	21,762	1,708,317
T. Rowe Price Group, Inc.	13,600	1,167,696

		21,735,395

Chemicals — 2.3%
Air Products & Chemicals, Inc.	9,932	1,432,492
Airgas, Inc.	3,400	391,612
CF Industries Holdings, Inc.	2,700	735,858
Dow Chemical Co. (The)	57,436	2,619,656
E.I. du Pont de Nemours & Co.	46,944	3,471,039
Eastman Chemical Co.	7,686	583,060
Ecolab, Inc.	13,682	1,430,043
FMC Corp.	6,700	382,101
International Flavors & Fragrances, Inc.	4,175	423,178
LyondellBasell Industries NV (Class A Stock)	21,700	1,722,763
Monsanto Co.	24,884	2,972,892
Mosaic Co. (The)	16,000	730,400
PPG Industries, Inc.	7,074	1,635,155
Praxair, Inc.	14,908	1,931,480
Sherwin-Williams Co. (The)	4,516	1,187,889
Sigma-Aldrich Corp.	6,182	848,603

		22,498,221

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	8,300	300,709
Cintas Corp.	4,800	376,512
Pitney Bowes, Inc.	9,625	234,561
Republic Services, Inc.	12,475	502,119
Stericycle, Inc.*	4,500	589,860
Tyco International PLC	22,000	964,920
Waste Management, Inc.	22,713	1,165,631

		4,134,312

Communications Equipment — 1.6%
Cisco Systems, Inc.	263,344	7,324,914
F5 Networks, Inc.*	3,800	495,767
Harris Corp.	5,700	409,374
Juniper Networks, Inc.	22,100	493,272
Motorola Solutions, Inc.	11,416	765,785
QUALCOMM, Inc.	86,300	6,414,679

		15,903,791

Construction & Engineering — 0.1%
Fluor Corp.	8,074	489,527
Jacobs Engineering Group, Inc.*	6,700	299,423
Quanta Services, Inc.*	10,700	303,773

		1,092,723

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,200	353,024
Vulcan Materials Co.	6,500	427,245

		780,269

Consumer Finance — 0.9%
American Express Co.	45,759	4,257,418
Capital One Financial Corp.	28,766	2,374,633
Discover Financial Services	24,018	1,572,939
Navient Corp.	19,492	421,222

		8,626,212

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,768	247,364
Ball Corp.	7,264	495,187
MeadWestvaco Corp.	8,735	387,747
Owens-Illinois, Inc.*	8,600	232,114
Sealed Air Corp.	11,036	468,257

		1,830,669

Distributors — 0.1%
Genuine Parts Co.	7,799	831,139

Diversified Consumer Services
H&R Block, Inc.	13,620	458,722

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	94,300	14,159,145
CME Group, Inc.	16,600	1,471,590
Intercontinental Exchange, Inc.	5,888	1,291,179
Leucadia National Corp.	14,900	334,058
McGraw Hill Financial, Inc.	13,700	1,219,026
Moody’s Corp.	9,376	898,315
NASDAQ OMX Group, Inc. (The)	5,900	282,964

		19,656,277

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	267,631	8,989,725
CenturyLink, Inc.	28,908	1,144,179

Frontier Communications Corp.	47,260	315,224
Level 3 Communications, Inc.*(a)	14,400	711,072
Verizon Communications, Inc.	213,133	9,970,362
Windstream Holdings, Inc.	27,577	227,234

		21,357,796

Electric Utilities — 1.8%
American Electric Power Co., Inc.	24,891	1,511,382
Duke Energy Corp.	36,639	3,060,822
Edison International	17,162	1,123,768
Entergy Corp.	9,315	814,876
Exelon Corp.	43,212	1,602,301
FirstEnergy Corp.	21,077	821,792
NextEra Energy, Inc.	22,172	2,356,662
Northeast Utilities	16,200	867,024
Pepco Holdings, Inc.	11,600	312,388
Pinnacle West Capital Corp.	5,700	389,367
PPL Corp.	34,152	1,240,742
Southern Co. (The)	46,615	2,289,263
Xcel Energy, Inc.	25,683	922,533

		17,312,920

Electrical Equipment — 0.6%
AMETEK, Inc.	12,800	673,664
Eaton Corp. PLC	24,293	1,650,952
Emerson Electric Co.	36,450	2,250,058
Rockwell Automation, Inc.	7,163	796,526

		5,371,200

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	16,000	860,960
Corning, Inc.	65,597	1,504,139
FLIR Systems, Inc.	6,300	203,553
TE Connectivity Ltd. (Switzerland)	20,700	1,309,275

		3,877,927

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	22,245	1,247,277
Cameron International Corp.*	10,100	504,495
Diamond Offshore Drilling, Inc.(a)	2,800	102,788
Ensco PLC (Class A Stock)	11,500	344,425
FMC Technologies, Inc.*	12,100	566,764
Halliburton Co.	43,222	1,699,921
Helmerich & Payne, Inc.	5,500	370,810
Nabors Industries Ltd.	12,900	167,442
National Oilwell Varco, Inc.	22,400	1,467,872
Noble Corp. PLC	13,600	225,352
Schlumberger Ltd.	66,141	5,649,103
Transocean Ltd.(a)	17,000	311,610

		12,657,859

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	22,808	3,233,034
CVS Health Corp.	59,199	5,701,456
Kroger Co. (The)	25,234	1,620,275
Safeway, Inc.	11,500	403,880
Sysco Corp.	29,880	1,185,937
Wal-Mart Stores, Inc.	80,926	6,949,925
Walgreens Boots Alliance, Inc.	44,778	3,412,083
Whole Foods Market, Inc.	18,200	917,644

		23,424,234

Food Products — 1.5%
Archer-Daniels-Midland Co.	33,559	1,745,068
Campbell Soup Co.	8,747	384,868
ConAgra Foods, Inc.	21,343	774,324
General Mills, Inc.	31,144	1,660,910
Hershey Co. (The)	7,516	781,138
Hormel Foods Corp.	6,700	349,070
J.M. Smucker Co. (The)	5,200	525,096
Kellogg Co.	12,870	842,213
Keurig Green Mountain, Inc.	6,300	834,089
Kraft Foods Group, Inc.	30,555	1,914,576
McCormick & Co., Inc.	6,400	475,520
Mead Johnson Nutrition Co.	10,565	1,062,205
Mondelez International, Inc. (Class A Stock)	85,666	3,111,817
Tyson Foods, Inc. (Class A Stock)	14,800	593,332

		15,054,226

Gas Utilities
AGL Resources, Inc.	6,430	350,499

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	76,674	3,451,864
Baxter International, Inc.	27,874	2,042,885
Becton, Dickinson and Co.	10,212	1,421,102
Boston Scientific Corp.*	66,272	878,104
C.R. Bard, Inc.	3,912	651,817
CareFusion Corp.*	11,186	663,777
Covidien PLC	23,200	2,372,896
DENTSPLY International, Inc.	7,200	383,544
Edwards Lifesciences Corp.*	5,800	738,804
Intuitive Surgical, Inc.*	1,950	1,031,433
Medtronic, Inc.	50,358	3,635,848
St. Jude Medical, Inc.	14,364	934,091
Stryker Corp.	15,200	1,433,816
Varian Medical Systems, Inc.*(a)	5,200	449,852
Zimmer Holdings, Inc.	9,011	1,022,028

		21,111,861

Health Care Providers & Services — 2.2%
Aetna, Inc.	18,144	1,611,732
AmerisourceBergen Corp.	11,100	1,000,776
Anthem, Inc.	14,400	1,809,648
Cardinal Health, Inc.	17,173	1,386,376
Cigna Corp.	13,491	1,388,359
DaVita HealthCare Partners, Inc.*	9,100	689,234
Express Scripts Holding Co.*	38,070	3,223,387
Humana, Inc.	8,010	1,150,476
Laboratory Corp. of America Holdings*	4,500	485,550
McKesson Corp.	11,976	2,485,978
Patterson Cos., Inc.	4,400	211,640
Quest Diagnostics, Inc.	7,700	516,362
Tenet Healthcare Corp.*(a)	4,743	240,328
UnitedHealth Group, Inc.	50,148	5,069,461
Universal Health Services, Inc. (Class B Stock)	4,600	511,796

		21,781,103

Health Care Technology — 0.1%
Cerner Corp.*	16,000	1,034,560

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	22,800	1,033,524
Chipotle Mexican Grill, Inc.*	1,660	1,136,287

Darden Restaurants, Inc.(a)	6,753	395,928
Marriott International, Inc. (Class A Stock)	11,170	871,595
McDonald’s Corp.	50,230	4,706,551
Royal Caribbean Cruises Ltd.	8,500	700,655
Starbucks Corp.	38,500	3,158,925
Starwood Hotels & Resorts Worldwide, Inc.	9,600	778,272
Wyndham Worldwide Corp.	6,651	570,390
Wynn Resorts Ltd.	4,200	624,792
Yum! Brands, Inc.	22,364	1,629,217

		15,606,136

Household Durables — 0.4%
D.R. Horton, Inc.	16,100	407,169
Garmin Ltd.(a)	6,200	327,546
Harman International Industries, Inc.	3,700	394,827
Leggett & Platt, Inc.	7,400	315,314
Lennar Corp. (Class A Stock)	9,100	407,771
Mohawk Industries, Inc.*	3,200	497,152
Newell Rubbermaid, Inc.	13,627	519,052
PulteGroup, Inc.	15,711	337,158
Whirlpool Corp.	3,985	772,054

		3,978,043

Household Products — 1.9%
Clorox Co. (The)	6,632	691,121
Colgate-Palmolive Co.	44,560	3,083,106
Kimberly-Clark Corp.	19,116	2,208,663
Procter & Gamble Co. (The)	139,023	12,663,605

		18,646,495

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	31,200	429,624
NRG Energy, Inc.	17,000	458,150

		887,774

Industrial Conglomerates — 2.3%
3M Co.	32,998	5,422,231
Danaher Corp.	31,500	2,699,865
General Electric Co.	517,172	13,068,937
Roper Industries, Inc.	5,400	844,290

		22,035,323

Insurance — 2.7%
ACE Ltd.	17,500	2,010,400
Aflac, Inc.	23,000	1,405,070
Allstate Corp. (The)	22,308	1,567,137
American International Group, Inc.	73,201	4,099,988
Aon PLC	15,089	1,430,890
Assurant, Inc.	3,900	266,877
Chubb Corp. (The)	12,268	1,269,370
Cincinnati Financial Corp.	7,507	389,088
Genworth Financial, Inc. (Class A Stock)*	23,300	198,050
Hartford Financial Services Group, Inc. (The)	22,153	923,558
Lincoln National Corp.	13,251	764,185
Loews Corp.	15,117	635,216
Marsh & McLennan Cos., Inc.	27,740	1,587,838
MetLife, Inc.	57,900	3,131,811
Principal Financial Group, Inc.	14,100	732,354
Progressive Corp. (The)	26,516	715,667
Prudential Financial, Inc.(b)	23,800	2,152,948
Torchmark Corp.	6,933	375,561
Travelers Cos., Inc. (The)	17,511	1,853,539

Unum Group	12,626	440,395
XL Group PLC (Ireland)	13,100	450,247

		26,400,189

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	19,460	6,039,411
Expedia, Inc.	5,300	452,408
Netflix, Inc.*	3,100	1,058,991
Priceline Group, Inc. (The)*	2,710	3,089,969
TripAdvisor, Inc.*(a)	5,700	425,562

		11,066,341

Internet Software & Services — 3.1%
Akamai Technologies, Inc.*	9,100	572,936
eBay, Inc.*	57,400	3,221,288
Facebook, Inc. (Class A Stock)*	107,200	8,363,744
Google, Inc. (Class A Stock)*	14,790	7,848,461
Google, Inc. (Class C Stock)*	14,770	7,774,928
VeriSign, Inc.*(a)	5,700	324,900
Yahoo!, Inc.*	45,500	2,298,205

		30,404,462

IT Services — 3.2%
Accenture PLC (Class A Stock)	32,200	2,875,782
Alliance Data Systems Corp.*(a)	3,070	878,174
Automatic Data Processing, Inc.	24,578	2,049,068
Cognizant Technology Solutions Corp. (Class A Stock)*	30,900	1,627,194
Computer Sciences Corp.	7,251	457,176
Fidelity National Information Services, Inc.	14,600	908,120
Fiserv, Inc.*	12,900	915,513
International Business Machines Corp.	47,534	7,626,355
MasterCard, Inc. (Class A Stock)	50,600	4,359,696
Paychex, Inc.	16,625	767,576
Teradata Corp.*(a)	7,600	331,968
Total System Services, Inc.	7,971	270,695
Visa, Inc. (Class A Stock)(a)	25,280	6,628,416
Western Union Co. (The)(a)	25,452	455,845
Xerox Corp.	54,600	756,756

		30,908,334

Leisure Products — 0.1%
Hasbro, Inc.(a)	5,554	305,415
Mattel, Inc.	17,013	526,467

		831,882

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	16,798	687,710
PerkinElmer, Inc.	6,170	269,814
Thermo Fisher Scientific, Inc.	20,602	2,581,225
Waters Corp.*	4,500	507,240

		4,045,989

Machinery — 1.5%
Caterpillar, Inc.	32,056	2,934,086
Cummins, Inc.	8,716	1,256,586
Deere & Co.	18,280	1,617,231
Dover Corp.	8,462	606,895
Flowserve Corp.	6,900	412,827
Illinois Tool Works, Inc.	18,736	1,774,299
Ingersoll-Rand PLC	13,500	855,765
Joy Global, Inc.	5,300	246,556

PACCAR, Inc.	17,864	1,214,931
Pall Corp.	5,404	546,939
Parker Hannifin Corp.	7,938	1,023,605
Pentair PLC (United Kingdom)	9,946	660,613
Snap-on, Inc.	2,942	402,289
Stanley Black & Decker, Inc.	8,188	786,703
Xylem, Inc.	9,300	354,051

		14,693,376

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)	9,700	200,208
CBS Corp. (Class B Stock)	24,676	1,365,570
Comcast Corp. (Class A Stock)	132,585	7,691,256
DIRECTV*	25,800	2,236,860
Discovery Communications, Inc. (Class A Stock)*	7,400	254,930
Discovery Communications, Inc. (Class C Stock)*	13,900	468,708
Gannett Co., Inc.	11,589	370,037
Interpublic Group of Cos., Inc. (The)	20,088	417,228
News Corp. (Class A Stock)*	24,375	382,444
Omnicom Group, Inc.	13,034	1,009,744
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,200	391,404
Time Warner Cable, Inc.	14,281	2,171,569
Time Warner, Inc.	44,374	3,790,427
Twenty-First Century Fox, Inc. (Class A Stock)	95,700	3,675,358
Viacom, Inc. (Class B Stock)	19,476	1,465,569
Walt Disney Co. (The)	80,913	7,621,195

		33,512,507

Metals & Mining — 0.4%
Alcoa, Inc.	57,544	908,620
Allegheny Technologies, Inc.	5,218	181,430
Freeport-McMoRan, Inc.	52,192	1,219,205
Newmont Mining Corp.	24,997	472,443
Nucor Corp.	16,712	819,724

		3,601,422

Multi-Utilities — 1.2%
Ameren Corp.	12,469	575,195
CenterPoint Energy, Inc.	20,279	475,137
CMS Energy Corp.	13,100	455,225
Consolidated Edison, Inc.	15,751	1,039,723
Dominion Resources, Inc.	29,904	2,299,618
DTE Energy Co.	9,287	802,118
Integrys Energy Group, Inc.	3,908	304,238
NiSource, Inc.	15,700	665,994
PG&E Corp.	23,653	1,259,286
Public Service Enterprise Group, Inc.	26,494	1,097,117
SCANA Corp.	7,200	434,880
Sempra Energy	12,198	1,358,369
TECO Energy, Inc.	10,800	221,292
Wisconsin Energy Corp.(a)	11,500	606,510

		11,594,702

Multiline Retail — 0.7%
Dollar General Corp.*	15,400	1,088,780
Dollar Tree, Inc.*	10,800	760,104
Family Dollar Stores, Inc.	5,000	396,050
Kohl’s Corp.	10,300	628,712
Macy’s, Inc.	18,282	1,202,041
Nordstrom, Inc.	7,300	579,547
Target Corp.	32,282	2,450,527

		7,105,761

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	25,736	2,123,220
Apache Corp.	19,448	1,218,806
Cabot Oil & Gas Corp.	20,800	615,888
Chesapeake Energy Corp.	24,700	483,379
Chevron Corp.	97,592	10,947,871
Cimarex Energy Co.	4,400	466,400
ConocoPhillips	63,357	4,375,434
CONSOL Energy, Inc.	11,200	378,672
Denbury Resources, Inc.(a)	14,800	120,324
Devon Energy Corp.	19,900	1,218,079
EOG Resources, Inc.	28,300	2,605,581
EQT Corp.	7,900	598,030
Exxon Mobil Corp.	218,752	20,223,622
Hess Corp.	13,334	984,316
Kinder Morgan, Inc.(a)	86,380	3,654,738
Marathon Oil Corp.	33,878	958,409
Marathon Petroleum Corp.	14,689	1,325,829
Murphy Oil Corp.	8,600	434,472
Newfield Exploration Co.*	6,800	184,416
Noble Energy, Inc.	18,200	863,226
Occidental Petroleum Corp.	40,276	3,246,648
ONEOK, Inc.	10,200	507,858
Phillips 66	28,428	2,038,288
Pioneer Natural Resources Co.	7,700	1,146,145
QEP Resources, Inc.	9,200	186,024
Range Resources Corp.	8,400	448,980
Southwestern Energy Co.*	17,800	485,762
Spectra Energy Corp.	33,784	1,226,359
Tesoro Corp.	6,800	505,580
Valero Energy Corp.	26,900	1,331,550
Williams Cos., Inc. (The)	33,792	1,518,613

		66,422,519

Paper & Forest Products — 0.1%
International Paper Co.	21,484	1,151,113

Personal Products — 0.1%
Avon Products, Inc.	21,444	201,359
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,300	861,060

		1,062,419

Pharmaceuticals — 6.0%
AbbVie, Inc.	81,874	5,357,835
Actavis PLC*	13,683	3,522,141
Allergan, Inc.	15,564	3,308,751
Bristol-Myers Squibb Co.	85,879	5,069,437
Eli Lilly & Co.	50,497	3,483,788
Hospira, Inc.*	8,507	521,054
Johnson & Johnson	144,369	15,096,666
Mallinckrodt PLC*	5,800	574,374
Merck & Co., Inc.	147,533	8,378,399
Mylan, Inc.*	19,000	1,071,030
Perrigo Co. PLC	7,300	1,220,268
Pfizer, Inc.	324,223	10,099,546
Zoetis, Inc.	25,100	1,080,053

		58,783,342

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	1,900	229,824
Equifax, Inc.	6,530	528,081
Nielsen NV(a)	16,500	738,045
Robert Half International, Inc.	6,900	402,822

		1,898,772

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	20,300	2,006,655
Apartment Investment & Management Co. (Class A Stock)	6,880	255,592
AvalonBay Communities, Inc.	7,111	1,161,866
Boston Properties, Inc.	7,800	1,003,782
Crown Castle International Corp.	17,100	1,345,770
Equity Residential	18,900	1,357,776
Essex Property Trust, Inc.	3,400	702,440
General Growth Properties, Inc.	31,500	886,095
HCP, Inc.	23,100	1,017,093
Health Care REIT, Inc.(a)	16,600	1,256,122
Host Hotels & Resorts, Inc.	37,136	882,723
Iron Mountain, Inc.*	9,805	379,061
Kimco Realty Corp.	20,700	520,398
Macerich Co. (The)	7,400	617,234
Plum Creek Timber Co., Inc.	8,800	376,552
Prologis, Inc.	25,737	1,107,463
Public Storage	7,700	1,423,345
Simon Property Group, Inc.	16,289	2,966,390
Ventas, Inc.	15,033	1,077,866
Vornado Realty Trust	8,884	1,045,736
Weyerhaeuser Co.	27,359	981,914

		22,371,873

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	14,600	500,050

Road & Rail — 1.0%
CSX Corp.	50,718	1,837,513
Kansas City Southern	5,700	695,571
Norfolk Southern Corp.	16,211	1,776,888
Ryder System, Inc.	2,821	261,930
Union Pacific Corp.	45,916	5,469,973

		10,041,875

Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	15,300	565,182
Analog Devices, Inc.	16,500	916,080
Applied Materials, Inc.	60,988	1,519,821
Avago Technologies Ltd. (Singapore)	13,000	1,307,670
Broadcom Corp. (Class A Stock)	26,900	1,165,577
First Solar, Inc.*	3,800	169,461
Intel Corp.	250,988	9,108,355
KLA-Tencor Corp.	8,420	592,094
Lam Research Corp.	8,162	647,573
Linear Technology Corp.	11,600	528,960
Microchip Technology, Inc.	9,700	437,567
Micron Technology, Inc.*	54,416	1,905,104
NVIDIA Corp.	26,800	537,340
Texas Instruments, Inc.	55,052	2,943,355
Xilinx, Inc.	13,500	584,415

		22,928,554

Software — 3.7%
Adobe Systems, Inc.*	24,540	1,784,058
Autodesk, Inc.*	11,420	685,885
CA, Inc.	15,558	473,741
Citrix Systems, Inc.*	8,200	523,160
Electronic Arts, Inc.*	15,900	747,539
Intuit, Inc.	14,900	1,373,631

Microsoft Corp.	424,912	19,737,162
Oracle Corp.	166,340	7,480,310
Red Hat, Inc.*	9,600	663,744
salesforce.com, inc.*	29,900	1,773,369
Symantec Corp.	35,017	898,361

		36,140,960

Specialty Retail — 2.3%
AutoNation, Inc.*	3,923	236,988
AutoZone, Inc.*	1,690	1,046,296
Bed Bath & Beyond, Inc.*	10,500	799,785
Best Buy Co., Inc.	14,500	565,210
CarMax, Inc.*	10,900	725,722
GameStop Corp. (Class A Stock)(a)	5,600	189,280
Gap, Inc. (The)	13,713	577,454
Home Depot, Inc. (The)	68,684	7,209,760
L. Brands, Inc.	12,622	1,092,434
Lowe’s Cos., Inc.	50,396	3,467,245
O’Reilly Automotive, Inc.*	5,400	1,040,148
PetSmart, Inc.	5,100	414,605
Ross Stores, Inc.	10,700	1,008,582
Staples, Inc.	30,725	556,737
Tiffany & Co.	5,900	630,474
TJX Cos., Inc. (The)	35,164	2,411,547
Tractor Supply Co.	7,200	567,504
Urban Outfitters, Inc.*	5,300	186,189

		22,725,960

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	303,138	33,460,373
EMC Corp.	104,804	3,116,871
Hewlett-Packard Co.	95,702	3,840,521
NetApp, Inc.	16,300	675,635
SanDisk Corp.(a)	11,800	1,156,164
Seagate Technology PLC	17,200	1,143,800
Western Digital Corp.	11,200	1,239,840

		44,633,204

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	14,000	525,840
Fossil Group, Inc.*	2,500	276,850
Michael Kors Holdings Ltd.*	10,900	818,590
NIKE, Inc. (Class B Stock)	36,452	3,504,860
PVH Corp.	4,200	538,314
Ralph Lauren Corp.	3,100	573,996
Under Armour, Inc. (Class A Stock)*(a)	8,800	597,520
VF Corp.	18,036	1,350,896

		8,186,866

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	22,600	228,712
People’s United Financial, Inc.(a)	15,000	227,700

		456,412

Tobacco — 1.4%
Altria Group, Inc.	102,179	5,034,359
Lorillard, Inc.	18,280	1,150,543
Philip Morris International, Inc.	80,079	6,522,435
Reynolds American, Inc.	15,700	1,009,039

		13,716,376

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	14,000	665,840
United Rentals, Inc.*	4,900	499,849
W.W. Grainger, Inc.	3,174	809,021

		1,974,710

TOTAL COMMON STOCKS (cost $314,444,488)		940,482,790

EXCHANGE TRADED FUND — 0.1%
iShares Core S&P 500 ETF (cost $662,912)	3,200	662,080

TOTAL LONG-TERM INVESTMENTS (cost $315,107,400)		941,144,870

SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $55,885,564; includes $21,613,143 of cash collateral for securities on loan)(c)(d)	55,885,564	55,885,564

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.043%, 03/19/15 (cost $1,899,827)(e)(f)	1,900	1,899,920

TOTAL SHORT-TERM INVESTMENTS (cost $57,785,391)		57,785,484

TOTAL INVESTMENTS 102.3% (cost $372,892,791)(g)		998,930,354
Liabilities in excess of other assets(h) — (2.3)%		(22,921,635)

NET ASSETS — 100.0%		$976,008,719

The following abbreviation is used in the portfolio descriptions:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,918,523; cash collateral of $21,613,143 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$381,721,185

Appreciation	621,974,957
Depreciation	(4,765,788)

Net Unrealized Appreciation	$617,209,169

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts outstanding at December 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2014	Unrealized Appreciation(1)(2)
	Long Positions:
124	S&P 500 E-Mini	Mar. 2015	$12,244,144	$12,724,880	$480,736
41	S&P 500 Index	Mar. 2015	20,230,017	21,037,100	807,083

					$1,287,819

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2014.
(2)	A U.S. Treasury obligation with a market value of $1,899,920 has been segregated with UBS AG to cover requirements for open contracts at December 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,285,716	$—	$—
Air Freight & Logistics	7,428,550	—	—
Airlines	3,597,441	—	—
Auto Components	3,810,853	—	—
Automobiles	6,231,303	—	—
Banks	56,785,744	—	—
Beverages	20,019,945	—	—
Biotechnology	27,415,865	—	—
Building Products	711,717	—	—
Capital Markets	21,735,395	—	—
Chemicals	22,498,221	—	—
Commercial Services & Supplies	4,134,312	—	—
Communications Equipment	15,903,791	—	—
Construction & Engineering	1,092,723	—	—
Construction Materials	780,269	—	—
Consumer Finance	8,626,212	—	—
Containers & Packaging	1,830,669	—	—
Distributors	831,139	—	—
Diversified Consumer Services	458,722	—	—
Diversified Financial Services	19,656,277	—	—
Diversified Telecommunication Services	21,357,796	—	—
Electric Utilities	17,312,920	—	—
Electrical Equipment	5,371,200	—	—
Electronic Equipment, Instruments & Components	3,877,927	—	—
Energy Equipment & Services	12,657,859	—	—
Food & Staples Retailing	23,424,234	—	—
Food Products	15,054,226	—	—
Gas Utilities	350,499	—	—
Health Care Equipment & Supplies	21,111,861	—	—
Health Care Providers & Services	21,781,103	—	—
Health Care Technology	1,034,560	—	—
Hotels, Restaurants & Leisure	15,606,136	—	—

	Level 1	Level 2	Level 3
Household Durables	$3,978,043	$—	$—
Household Products	18,646,495	—	—
Independent Power & Renewable Electricity Producers	887,774	—	—
Industrial Conglomerates	22,035,323	—	—
Insurance	26,400,189	—	—
Internet & Catalog Retail	11,066,341	—	—
Internet Software & Services	30,404,462	—	—
IT Services	30,908,334	—	—
Leisure Products	831,882	—	—
Life Sciences Tools & Services	4,045,989	—	—
Machinery	14,693,376	—	—
Media	33,512,507	—	—
Metals & Mining	3,601,422	—	—
Multi-Utilities	11,594,702	—	—
Multiline Retail	7,105,761	—	—
Oil, Gas & Consumable Fuels	66,422,519	—	—
Paper & Forest Products	1,151,113	—	—
Personal Products	1,062,419	—	—
Pharmaceuticals	58,783,342	—	—
Professional Services	1,898,772	—	—
Real Estate Investment Trusts (REITs)	22,371,873	—	—
Real Estate Management & Development	500,050	—	—
Road & Rail	10,041,875	—	—
Semiconductors & Semiconductor Equipment	22,928,554	—	—
Software	36,140,960	—	—
Specialty Retail	22,725,960	—	—
Technology Hardware, Storage & Peripherals	44,633,204	—	—
Textiles, Apparel & Luxury Goods	8,186,866	—	—
Thrifts & Mortgage Finance	456,412	—	—
Tobacco	13,716,376	—	—
Trading Companies & Distributors	1,974,710	—	—
Exchange Traded Fund	662,080	—	—
Affiliated Money Market Mutual Fund	55,885,564	—	—
U.S. Treasury Obligation	—	1,899,920	—
Other Financial Instruments*
Futures Contracts	1,287,819	—	—

Total	$998,318,253	$1,899,920	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 19, 2015

*	Print the name and title of each signing officer under his or her signature.